International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2015
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition

(Parent Company Only)

December 31, 2015 and 2014

(Dollars in Thousands)

	2015	2014
ASSETS
Cash	$2,977	$9,252
Other investments	69,160	69,042
Notes receivable	99	204
Investment in subsidiaries	1,766,592	1,691,553
Other assets	45	50
Total assets	$1,838,873	$1,770,101
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$161,416	$175,416
Due to IBC Trading	21	21
Other liabilities	11,933	14,006
Total liabilities	173,370	189,443
Shareholders’ equity:
Common shares	95,866	95,784
Surplus	167,980	165,520
Retained earnings	1,683,600	1,585,389
Accumulated other comprehensive income (loss)	2,167	11,397
	1,949,613	1,858,090
Less cost of shares in treasury	(284,110)	(277,432)
Total shareholders’ equity	1,665,503	1,580,658
Total liabilities and shareholders’ equity	$1,838,873	$1,770,101